Consolidated Schedule of Investments
July 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–24.24%
U.S. Treasury Floating Rate Notes–24.24%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(a)	3.88%	01/31/2028	$70,400	$70,480,548
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(a)	3.89%	04/30/2028	82,000	82,096,311
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(a)	3.84%	07/31/2028	70,500	70,525,547
Total U.S. Treasury Securities (Cost $222,911,363)				223,102,406
			Shares
Exchange-Traded Funds–6.56%
iShares Core MSCI Emerging Markets ETF (Cost $57,845,701)			778,000	60,380,580
		Expiration Date	Principal Amount (000)
Commodity-Linked Securities–5.27%
Bank of Montreal, Commodity-Linked Notes (linked to the S&P GSCI Aluminum Dynamic Roll Index) (Canada)(b)(c)		08/25/2026	9,500	10,807,039
Canadian Imperial Bank of Commerce, EMTN, U.S. Federal Funds Effective Rate minus 0.045% (linked to the Canadian Imperial Bank of Commerce Gold Standard Roll Excess Return Index) (Canada)(b)(c)		08/30/2027	10,935	10,267,295
Canadian Imperial Bank of Commerce, EMTN, U.S. Federal Funds Effective Rate minus 0.08% (linked to the Canadian Imperial Bank of Commerce Silver Index) (Canada)(b)(c)		08/30/2027	7,000	7,178,354
Royal Bank of Canada, Commodity-Linked Notes (linked to the RBC Enhanced Copper 2x Index, multiplied by 2) (Canada)(b)(c)		08/24/2026	11,800	20,205,073
Total Commodity-Linked Securities (Cost $39,235,000)				48,457,761
			Shares
Money Market Funds–56.26%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e)			136,452,508	136,452,508
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 3.87%(d)(e)			79,814,633	79,814,633
Invesco Treasury Obligations Portfolio, Institutional Class, 3.59%(d)(e)			250,700,000	250,700,000
Invesco Treasury Portfolio, Institutional Class, 3.63%(d)(e)			50,753,227	50,753,227
Total Money Market Funds (Cost $517,720,368)				517,720,368
Options Purchased–0.64%
(Cost $11,283,514)(f)				5,904,469
TOTAL INVESTMENTS IN SECURITIES–92.97% (Cost $848,995,946)				855,565,584
OTHER ASSETS LESS LIABILITIES–7.03%				64,727,573
NET ASSETS–100.00%				$920,293,157
Investment Abbreviations:
EMTN	– European Medium-Term Notes
ETF	– Exchange-Traded Fund
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $48,457,761, which represented 5.27% of the Fund’s Net Assets.

(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$138,918,312	$208,374,600	$(210,840,404)	$-	$-	$136,452,508	$3,693,181
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	81,581,377	318,780,202	(320,546,946)	-	-	79,814,633	2,240,935
Invesco Treasury Obligations Portfolio, Institutional Class	250,700,000	-	-	-	-	250,700,000	6,733,112
Invesco Treasury Portfolio, Institutional Class	55,340,001	386,981,399	(391,568,173)	-	-	50,753,227	1,296,312
Total	$526,539,690	$914,136,201	$(922,955,523)	$-	$-	$517,720,368	$13,963,540

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
EURO STOXX 50 Index	Put	08/21/2026	54	EUR	5,000.00	EUR	2,700,000	$560
EURO STOXX 50 Index	Put	09/18/2026	54	EUR	5,200.00	EUR	2,808,000	4,982
EURO STOXX 50 Index	Put	10/16/2026	54	EUR	5,500.00	EUR	2,970,000	17,373
EURO STOXX 50 Index	Put	11/20/2026	54	EUR	5,500.00	EUR	2,970,000	29,080
EURO STOXX 50 Index	Put	12/18/2026	54	EUR	5,500.00	EUR	2,970,000	38,234
EURO STOXX 50 Index	Put	01/15/2027	54	EUR	5,700.00	EUR	3,078,000	59,842
EURO STOXX 50 Index	Put	04/16/2027	54	EUR	5,600.00	EUR	3,024,000	80,391
EURO STOXX 50 Index	Put	02/19/2027	54	EUR	5,800.00	EUR	3,132,000	82,259
EURO STOXX 50 Index	Put	03/19/2027	54	EUR	5,800.00	EUR	3,132,000	91,101
EURO STOXX 50 Index	Put	05/21/2027	54	EUR	5,700.00	EUR	3,078,000	112,148
EURO STOXX 50 Index	Put	06/18/2027	54	EUR	5,900.00	EUR	3,186,000	150,258
EURO STOXX 50 Index	Put	07/16/2027	55	EUR	6,100.00	EUR	3,355,000	197,817
FTSE 100 Index	Put	08/21/2026	40	GBP	8,950.00	GBP	3,580,000	1,078
FTSE 100 Index	Put	09/18/2026	40	GBP	9,000.00	GBP	3,600,000	5,391
FTSE 100 Index	Put	10/16/2026	40	GBP	9,375.00	GBP	3,750,000	16,173
FTSE 100 Index	Put	11/20/2026	40	GBP	9,625.00	GBP	3,850,000	18,868
FTSE 100 Index	Put	12/18/2026	41	GBP	9,600.00	GBP	3,936,000	39,233
FTSE 100 Index	Put	01/15/2027	40	GBP	9,850.00	GBP	3,940,000	62,266
FTSE 100 Index	Put	02/19/2027	40	GBP	10,175.00	GBP	4,070,000	95,151
FTSE 100 Index	Put	04/16/2027	40	GBP	10,275.00	GBP	4,110,000	129,654
FTSE 100 Index	Put	05/21/2027	40	GBP	10,300.00	GBP	4,120,000	152,026
FTSE 100 Index	Put	03/19/2027	40	GBP	10,600.00	GBP	4,240,000	165,504
FTSE 100 Index	Put	06/18/2027	40	GBP	10,275.00	GBP	4,110,000	171,973
FTSE 100 Index	Put	07/16/2027	41	GBP	10,400.00	GBP	4,264,000	202,520
MSCI Emerging Markets Index	Put	08/21/2026	20	USD	1,210.00	USD	2,420,000	2,650
MSCI Emerging Markets Index	Put	09/18/2026	20	USD	1,250.00	USD	2,500,000	10,000
MSCI Emerging Markets Index	Put	10/16/2026	20	USD	1,350.00	USD	2,700,000	36,000
MSCI Emerging Markets Index	Put	11/20/2026	20	USD	1,375.00	USD	2,750,000	62,000
MSCI Emerging Markets Index	Put	12/18/2026	20	USD	1,360.00	USD	2,720,000	70,000
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
MSCI Emerging Markets Index	Put	01/15/2027	20	USD	1,440.00	USD	2,880,000	$116,000
MSCI Emerging Markets Index	Put	02/19/2027	20	USD	1,500.00	USD	3,000,000	166,000
MSCI Emerging Markets Index	Put	04/16/2027	20	USD	1,460.00	USD	2,920,000	174,000
MSCI Emerging Markets Index	Put	03/19/2027	20	USD	1,560.00	USD	3,120,000	224,000
MSCI Emerging Markets Index	Put	05/21/2027	20	USD	1,620.00	USD	3,240,000	306,000
MSCI Emerging Markets Index	Put	07/16/2027	20	USD	1,710.00	USD	3,420,000	418,000
MSCI Emerging Markets Index	Put	06/17/2027	20	USD	1,790.00	USD	3,580,000	490,000
Nikkei 225 Index	Put	09/11/2026	9	JPY	38,500.00	JPY	346,500,000	4,299
Nikkei 225 Index	Put	09/11/2026	10	JPY	39,250.00	JPY	392,500,000	5,531
Nikkei 225 Index	Put	12/11/2026	9	JPY	43,000.00	JPY	387,000,000	26,303
Nikkei 225 Index	Put	12/11/2026	9	JPY	47,500.00	JPY	427,500,000	44,405
Nikkei 225 Index	Put	12/11/2026	9	JPY	50,500.00	JPY	454,500,000	63,072
Nikkei 225 Index	Put	03/12/2027	9	JPY	50,250.00	JPY	452,250,000	93,617
Nikkei 225 Index	Put	03/12/2027	9	JPY	51,250.00	JPY	461,250,000	103,517
Nikkei 225 Index	Put	06/11/2027	9	JPY	52,250.00	JPY	470,250,000	152,164
Nikkei 225 Index	Put	03/12/2027	9	JPY	56,250.00	JPY	506,250,000	167,437
Nikkei 225 Index	Put	06/11/2027	9	JPY	57,750.00	JPY	519,750,000	241,821
Nikkei 225 Index	Put	06/11/2027	9	JPY	64,750.00	JPY	582,750,000	415,763
Nikkei 225 Index	Put	09/10/2027	9	JPY	68,750.00	JPY	618,750,000	588,008
Total Index Options Purchased								$5,904,469

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Gold 100 Oz.	27	December-2026	$11,088,900	$(11,601)	$(11,601)
Gasoline Reformulated Blendstock Oxygenate Blending	266	August-2026	34,791,842	581,833	581,833
Low Sulphur Gas Oil	90	December-2026	9,263,250	936,727	936,727
Silver	26	September-2026	7,512,180	(1,056,300)	(1,056,300)
Subtotal				450,659	450,659
Equity Risk
E-Mini Russell 2000 Index	410	September-2026	60,229,000	(86,393)	(86,393)
E-Mini S&P 500 Index	59	September-2026	22,181,787	178,395	178,395
EURO STOXX 50 Index	225	September-2026	16,535,304	230,964	230,964
FTSE 100 Index	132	September-2026	19,329,171	616,202	616,202
MSCI Emerging Markets Index	140	September-2026	11,496,100	(711,512)	(711,512)
Nikkei 225 Index	61	September-2026	24,429,905	(472,144)	(472,144)
Subtotal				(244,488)	(244,488)
Interest Rate Risk
Long Gilt	1,380	September-2026	160,862,399	(2,733,776)	(2,733,776)
Australia 10 Year Bonds	2,940	September-2026	223,674,726	(970,058)	(970,058)
Canada 10 Year Bonds	3,155	September-2026	267,325,962	(2,931,029)	(2,931,029)
Euro-Bund	1,250	September-2026	179,257,141	(2,336,165)	(2,336,165)
Japan 10 Year Bonds	292	September-2026	233,207,253	(807,917)	(807,917)
U.S. Treasury 10 Year Notes	1,907	September-2026	205,956,000	(1,805,932)	(1,805,932)
Subtotal				(11,584,877)	(11,584,877)
Total Futures Contracts				$(11,378,706)	$(11,378,706)

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CL Index	0.25%	Monthly	30,850	November—2026	USD	18,028,317	$—	$1,424,147	$1,424,147
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CO Index	0.25	Monthly	15,500	October—2026	USD	10,269,471	—	871,043	871,043
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index	0.28	Monthly	49,000	February—2027	USD	6,699,804	—	23,015	23,015
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Lean Hog Commodity Index	0.20	Monthly	30,000	January—2027	USD	1,487,133	—	11,886	11,886
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index	0.14	Monthly	45,000	February—2027	USD	7,713,639	—	151,821	151,821
Citibank, N.A.	Receive	Citi Commodities Benchmark (Regular Roll) Mono Index Coffee	0.12	Monthly	688,000	November—2026	USD	11,739,344	—	432,064	432,064
Citibank, N.A.	Receive	Citi Commodities Curve Beta Enhanced Distributed Mono Index - WTI Crude Oil (Excess Return)	0.14	Monthly	6,700	October—2026	USD	6,997,969	—	109,746	109,746
Citibank, N.A.	Receive	Citi Commodities Curve Beta Enhanced Extended Copper (Daily Rebalancing) Excess Return Index	0.30	Monthly	2,600	July—2027	USD	3,822,187	—	122,395	122,395
Goldman Sachs International	Receive	Goldman Sachs Commodity Daily IC Selective Curve Strategy - LA	0.25	Monthly	93,000	July—2027	USD	13,483,763	—	91,642	91,642
Goldman Sachs International	Receive	Goldman Sachs Heating Oil F0 Standard Roll Excess Return Index	0.14	Monthly	24,900	November—2026	USD	9,238,064	—	2,517,612	2,517,612
Goldman Sachs International	Receive	S&P GSCI Wheat Excess Return A48 Strategy	0.20	Monthly	143,000	February—2027	USD	1,343,561	—	50,349	50,349
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	32,050	January—2027	USD	27,265,076	—	720,545	720,545
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Front Month Heating Oil Excess Return Index	0.11	Monthly	38,200	October—2026	USD	26,829,988	—	193,991	193,991
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	81,000	January—2027	USD	5,265,964	—	13,389	13,389
Merrill Lynch International	Receive	MLCISCE Excess Return Index	0.12	Monthly	115,000	May—2027	USD	4,595,538	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	131,000	October—2026	USD	6,208,627	—	0	0
Merrill Lynch International	Receive	MLCX6CTE Excess Return Index	0.18	Monthly	72,500	January—2027	USD	6,092,197	—	0	0
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Royal Bank of Canada	Receive	RBC Commodity CT01 Excess Return Custom Index	0.28%	Monthly	8,500	June—2027	USD	1,011,465	$—	$0	$0
Royal Bank of Canada	Receive	RBC Commodity KCEO Excess Return Custom Index	0.16	Monthly	59,000	July—2027	USD	2,666,517	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SB01 Excess Return Custom Index	0.18	Monthly	60,500	November—2026	USD	7,664,999	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SO01 Excess Return Custom Index	0.18	Monthly	58,000	February—2027	USD	6,594,977	—	0	0
Subtotal									—	6,733,645	6,733,645
Equity Risk
Barclays Bank PLC	Receive	Barclays IVPR Index	0.30	Monthly	5,900	February—2027	USD	5,415,418	—	16,476	16,476
BNP Paribas S.A.	Receive	BNP Paribas US Hedge -40D 1Y Index	0.15	Monthly	17,900	February—2027	USD	17,060,399	—	12,438	12,438
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Bespoke Rolling Put (JPRPIVUB) Index	0.15	Monthly	10,400	February—2027	USD	9,460,568	—	2,808	2,808
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Bespoke Rolling Put (JPRPIVUB) Index	0.15	Monthly	1,000	February—2027	USD	909,670	—	270	270
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Bespoke Rolling Put (JPRPIVUB) Index	0.15	Monthly	600	February—2027	USD	545,802	—	162	162
Royal Bank of Canada	Receive	RBICPOS1	0.20	Monthly	11,100	February—2027	USD	10,997,813	—	8,832	8,832
UBS AG	Receive	UBCSLPDR	0.15	Monthly	17,500	February—2027	USD	17,004,050	—	14,064	14,064
Subtotal									—	55,050	55,050
Subtotal — Appreciation									—	6,788,695	6,788,695
Commodity Risk
Barclays Bank PLC	Receive	Barclays Brent Crude Roll Yield Index	0.17	Monthly	25,700	October—2026	USD	19,482,183	—	(82,528)	(82,528)
Barclays Bank PLC	Receive	Barclays Soybean Oil Seasonal Index	0.19	Monthly	62,300	November—2026	USD	9,506,600	—	(541,393)	(541,393)
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Index Excess Return	0.19	Monthly	20,100	February—2027	USD	6,723,798	—	(79,729)	(79,729)
Barclays Bank PLC	Receive	Barclays Wheat Seasonal Index Excess Return Index	0.17	Monthly	340,000	May—2027	USD	4,707,810	—	(234,702)	(234,702)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index	0.26	Monthly	70,500	February—2027	USD	12,327,482	—	(737,987)	(737,987)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Live Cattle Commodity Index	0.15	Monthly	52,300	December—2026	USD	6,675,148	—	(99,950)	(99,950)
Canadian Imperial Bank of Commerce	Receive	CIBZ Enhanced Sugar 2 Excess Return Index	0.21	Monthly	117,500	December—2026	USD	12,319,805	—	(102,272)	(102,272)
Goldman Sachs International	Receive	Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return	0.14	Monthly	15,000	November—2026	USD	6,148,799	—	(48,244)	(48,244)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Receive	Enhanced Strategy AB44 on the S&P GSCI Corn Excess Return Index	0.18%	Monthly	75,000	May—2027	USD	1,720,610	$—	$(925)	$(925)
Goldman Sachs International	Receive	Enhanced Strategy BNZ0Y on the S&P GSCI Soybean Oil Excess Return Index	0.25	Monthly	51,200	February—2027	USD	9,005,942	—	(49,541)	(49,541)
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Soybean Meal type A Excess Return	0.17	Monthly	35,200	February—2027	USD	10,969,482	—	(98,152)	(98,152)
Subtotal — Depreciation									—	(2,075,423)	(2,075,423)
Total — Total Return Swap Agreements									$—	$4,713,272	$4,713,272

(a) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b) The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI EMU Minimum Volatility Index	ESTRON + 0.420%	Monthly	420	October—2026	EUR	1,852,683	$—	$4,872	$4,872
BNP Paribas S.A.	Receive	MSCI EMU Quality Index	ESTRON + 0.480%	Monthly	3,110	October—2026	EUR	15,499,649	—	191,221	191,221
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.500%	Monthly	2,420	August—2026	GBP	17,585,801	—	603,747	603,747
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.455%	Monthly	1,670	August—2026	GBP	18,084,547	—	327,303	327,303
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.985%	Monthly	800	September—2026	GBP	8,663,256	—	156,792	156,792
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.680%	Monthly	580	October—2026	GBP	6,686,588	—	244,600	244,600
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.979%	Monthly	1,460	September—2026	GBP	16,706,488	—	784,548	784,548
Citibank, N.A.	Receive	MSCI EMU Quality Index	ESTRON + 0.680%	Monthly	1,240	September—2026	EUR	6,184,326	—	71,167	71,167
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.200%	Monthly	356,542	October—2026	JPY	1,752,521,588	—	58,869	58,869
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.270%	Monthly	292,114	August—2026	JPY	1,415,309,856	$—	$177,246	$177,246
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.280%	Monthly	336,344	August—2026	JPY	1,629,606,860	—	204,083	204,083
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.990%	Monthly	3,330	September—2026	USD	30,367,702	—	447,552	447,552
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.750%	Monthly	1,330	September—2026	GBP	9,664,924	—	331,811	331,811
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.989%	Monthly	390	September—2026	GBP	4,462,692	—	209,571	209,571
J.P. Morgan Chase Bank, N.A.	Receive	MSCI EMU Minimum Volatility Index	ESTRON + 0.590%	Monthly	4,550	September—2026	EUR	19,946,335	—	196,232	196,232
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.530%	Monthly	315,000	September—2026	JPY	1,526,193,900	—	191,132	191,132
Subtotal — Appreciation									—	4,200,746	4,200,746
Equity Risk
Citibank, N.A.	Receive	MSCI EMU Momentum Index	ESTRON + 0.399%	Monthly	1,650	October—2026	EUR	16,892,875	—	(476,511)	(476,511)
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR - 0.030%	Monthly	172,469	October—2026	JPY	980,646,661	—	(13,474)	(13,474)
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.340%	Monthly	369,778	August—2026	JPY	2,103,260,286	—	(33,467)	(33,467)
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.360%	Monthly	232,753	August—2026	JPY	1,323,875,788	—	(21,066)	(21,066)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.990%	Monthly	1,700	September—2026	USD	26,465,549	—	(341,564)	(341,564)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 1.100%	Monthly	1,550	September—2026	USD	29,477,481	—	(462,520)	(462,520)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI EMU Momentum Index	ESTRON + 0.560%	Monthly	460	September—2026	EUR	4,645,732	—	(59,278)	(59,278)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.550%	Monthly	305,000	September—2026	JPY	1,734,809,500	—	(27,604)	(27,604)
Subtotal — Depreciation									—	(1,435,484)	(1,435,484)
Total — Total Return Swap Agreements									$—	$2,765,262	$2,765,262

(a) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage
BNP Paribas Commodity Daily Dynamic Curve CL Index
	Long Futures Contracts
	Crude Oil	100.00%
BNP Paribas Commodity Daily Dynamic Curve CO Index
	Long Futures Contracts
	Brent Crude	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Lean Hog Commodity Index
	Long Futures Contracts
	Lean Hog	100.00%
Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index
	Long Futures Contracts
	Soybean Meal	100.00%
Citi Commodities Benchmark (Regular Roll) Mono Index Coffee
	Long Futures Contracts
	Coffee	100.00%
Citi Commodities Curve Beta Enhanced Distributed Mono Index - WTI Crude Oil (Excess Return)
	Long Futures Contracts
	Crude Oil	100.00%
Citi Commodities Curve Beta Enhanced Extended Copper (Daily Rebalancing) Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Goldman Sachs Commodity Daily IC Selective Curve Strategy - LA
	Long Futures Contracts
	Aluminum	100.00%
Goldman Sachs Heating Oil F0 Standard Roll Excess Return Index
	Long Futures Contracts
	Heating Oil	100.00%
S&P GSCI Wheat Excess Return A48 Strategy
	Long Futures Contracts
	Wheat	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
J.P. Morgan Front Month Heating Oil Excess Return Index
	Long Futures Contracts
	Heating Oil	100.00%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
MLCISCE Excess Return Index
	Long Futures Contracts
	Corn	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
MLCX6CTE Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
RBC Commodity CT01 Excess Return Custom Index
	Long Futures Contracts
	Cotton	100.00%
RBC Commodity KCEO Excess Return Custom Index
	Long Futures Contracts
	Coffee	100.00%
RBC Commodity SB01 Excess Return Custom Index
	Long Futures Contracts
	Sugar	100.00%
RBC Commodity SO01 Excess Return Custom Index
	Long Futures Contracts
	Soybean	100.00%
Barclays Brent Crude Roll Yield Index
	Long Futures Contracts
	Brent Crude	100.00%
Barclays Soybean Oil Seasonal Index
	Long Futures Contracts
	Soybean Oil	100.00%
Barclays Soybeans Seasonal Index Excess Return
	Long Futures Contracts
	Soybean	100.00%
Barclays Wheat Seasonal Index Excess Return Index
	Long Futures Contracts
	Wheat	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index
	Long Futures Contracts
	Bean Oil	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Live Cattle Commodity Index
	Long Futures Contracts
	Live Cattle	100.00%
CIBZ Enhanced Sugar 2 Excess Return Index
	Long Futures Contracts
	Sugar	100.00%
Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return
	Long Futures Contracts
	Soybean	100.00%
Enhanced Strategy AB44 on the S&P GSCI Corn Excess Return Index
	Long Futures Contracts
	Corn	100.00%
Enhanced Strategy BNZ0Y on the S&P GSCI Soybean Oil Excess Return Index
	Long Futures Contracts
	Soybean Oil	100.00%
Macquarie Single Commodity Soybean Meal type A Excess Return
	Long Futures Contracts
	Soybean Meal	100.00%

Abbreviations:
EMU	—European Economic and Monetary Union
ESTRON	—Euro Short-Term Rate
EUR	—Euro
GBP	—British Pound Sterling
JPY	—Japanese Yen
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$223,102,406	$—	$223,102,406
Exchange-Traded Funds	60,380,580	—	—	60,380,580
Commodity-Linked Securities	—	48,457,761	—	48,457,761
Money Market Funds	517,720,368	—	—	517,720,368
Options Purchased	5,904,469	—	—	5,904,469
Total Investments in Securities	584,005,417	271,560,167	—	855,565,584
Other Investments - Assets*
Futures Contracts	2,544,121	—	—	2,544,121
Swap Agreements	—	10,989,441	—	10,989,441
	2,544,121	10,989,441	—	13,533,562
Other Investments - Liabilities*
Futures Contracts	(13,922,827)	—	—	(13,922,827)
Swap Agreements	—	(3,510,907)	—	(3,510,907)
	(13,922,827)	(3,510,907)	—	(17,433,734)
Total Other Investments	(11,378,706)	7,478,534	—	(3,900,172)
Total Investments	$572,626,711	$279,038,701	$—	$851,665,412

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Allocation Fund